Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 477	$ 4,459	$ 10,232	$ 23,446
Cost of revenue	9,855	22,989	245,810	129,943
Gross loss	(9,378)	(18,530)	(235,578)	(106,497)
Operating expenses
Professional fees	119,841	82,291	259,547	170,071
General and administrative	221,465	273,051	1,114,061	551,584
Compensation and related costs	97,992	45,508	436,560	329,044
Stock based compensation	388,019	711,446	1,470,346	124,357
Total operating expenses	827,317	1,112,296	3,280,514	1,175,056
Loss from operations	(836,695)	(1,130,826)	(3,516,092)	(1,281,553)
Other expense (income)
Interest on promissory notes		64,750	240,760	178,043
Amortization of debt discounts and other fees			12,839	249,270
Extinguishment of debt			255,991
Forgiveness of accrued interest payable on note payable				(238,151)
Loss on share exchange agreement with related party				76,926
Other expense (income)	(1,952)	(208)	(217)	(1,606)
Total other expense	(1,952)	64,542	509,373	264,482
Loss before provision for income taxes	(834,743)	(1,195,368)	(4,025,465)	(1,546,035)
Provision for income taxes
Net loss	(834,743)	(1,195,368)	(4,025,465)	(1,546,035)
Loss attributable to non-controlling interest	(303,253)	(479,346)	(1,253,107)	(404,372)
Net loss attributable to Brazil Minerals, Inc. stockholders	$ (531,490)	$ (716,022)	$ (2,772,358)	$ (1,141,663)
Basic and diluted loss per share
Net loss per share attributable to Brazil Minerals, Inc. common stockholders
Weighted-average number of common shares outstanding:
Basic and diluted	3,191,757,168	2,267,306,033	2,767,248,003	1,271,251,526
Comprehensive loss:
Net loss	$ (834,743)	$ (1,195,368)	$ (4,025,465)	$ (1,546,035)
Foreign currency translation adjustment	56,815	(36,367)	56,815	(134,914)
Comprehensive loss	(777,928)	(1,231,735)	(3,968,650)	(1,680,949)
Comprehensive loss attributable to noncontrolling interests	(308,741)	(452,468)	(1,258,595)	(345,130)
Comprehensive loss attributable to Brazil Minerals, Inc. stockholders	$ (469,187)	$ (779,267)	$ (2,710,055)	$ (1,335,819)